Financial risk management - Summary Of Contingent Credits(Indirect Loans) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	S/ 4,487,347	S/ 4,440,458
Not later than one month [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	686,403	974,601
Later than one month and not later than three months [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	1,358,990	1,242,858
Later Than Three Month And Not Later Than Twelve Months [Member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	2,054,523	2,056,381
Later than one year and not later than five years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	387,431	166,618
Later than five years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables